Normal Recurring Adjustments, which are Necessary for Fair Statement of Results of Interim Periods (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Information [Line Items]
Total operating expenses	$ 5,208	$ 5,810		$ 6,257		$ 4,926		$ 4,414		$ 6,043		$ 6,119		$ 5,693		$ 4,216		$ 13,828	$ 15,597	$ 21,407	$ 22,071	$ 19,216
Net loss	(5,394)	(6,071)		(6,540)		(5,208)		(4,697)		(6,253)		(6,082)		(4,101)		2,577		(14,457)	(16,445)	(22,516)	(13,859)	(44,218)
Net loss attributable to common stockholders		$ (6,071)		$ (6,540)		$ (5,208)		$ (4,697)		$ (6,253)		$ (6,082)		$ (4,821)		$ 193				$ (22,516)	$ (16,963)	$ (52,421)
Net loss per common stockholder - Basic and diluted	$ (0.17)	$ (0.19)	[1]	$ (0.21)	[1]	$ (0.17)	[1]	$ (0.15)	[1]	$ (0.20)	[1]	$ (0.20)	[1]	$ (0.20)	[1]	$ 0.12	[1]	$ (0.46)	$ (0.52)	$ (0.72)	$ (0.77)	$ (34.55)

[1]	Net loss per common stockholder is computed independently for each of the quarters presented. Therefore the sum of the quarterly net loss per share will not necessarily equal the total for the year.